SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of options
Outstanding at beginning of period	93,512
Granted	90,000
Exercised	(30,574)
Forfeited or cancelled	(8,212)
Outstanding at end of period	144,726	93,512
Vested and expected to vest	47,614
Exercisable at end of period	47,614
Weighted-average exercise price
Outstanding at beginning of period	$ 23.45
Granted	$ 3.87
Exercised	$ 2.81
Forfeited or cancelled	$ 37.52
Outstanding at end of period	$ 14.80	$ 23.45
Options vested and expected to vest	$ 37.09
Exercisable at end of period	$ 37.09
Weighted- average remaining contractual term (in years)
Outstanding at end of period	3 years 9 months 18 days	2 years 8 months 27 days
Vested and expected to vest	1 year 11 months 5 days
Exercisable at end of period	1 year 11 months 5 days
Aggregate intrinsic value
Outstanding at beginning of period	$ 78
Outstanding at end of period	378	78
Vested and expected to vest	1
Exercisable at end of period	$ 1